Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 19 – SUBSEQUENT EVENTS

Increased Registered Capital

On January 5, 2012, Hengchang Agriculture’s registered capital was increased by RMB 30 million (approximately $4.7 million) from RMB 5 million (approximately $656,000) to RMB 35 million (approximately $5.4 million). Mr. Yushan Wei,  the Company’s chief executive officer and majority shareholder of Hengchang Agriculture, contributed RMB 15.6 million (approximately $2.4 million) and Mr. Yufeng Wei,  the Company’s chief operating officer and minority shareholder of Hengchang Agriculture, contributed RMB 14.4 million (approximately $2.3 million)  as the registered capital contribution. After the capital contribution, the percentages of ownership in Hengchang Agriculture of Mr. Yushan Wei and Mr. Yufeng Wei remain unchanged at 52% and 48%, respectively.

Land Lease Agreement

The Company entered into a land lease agreement with Gongzhuling Nanwaizi Town People’s Government (“Nanwaizi”) on January 1, 2012 to obtain the land operation right for 3000 hectares of corn field in Nanwaizi town, Gongzhuling. The land lease agreement started on December 1, 2011 and expires on November 30, 2027.  The first year annual rent is RMB 12,000 (approximately $1,885) per hectare. The Company shall adjust the rent every year based on the corn market price using 6,000 kilograms as the per hectare corn production level base. The Company shall pay the annual lease on or before December 1 of every year. Nanweizi will enjoy all subsidized policies provided by the government and the Company will have the sole right to cultivate and operate the land. The Company is prohibited from changing the use of the land.

On January 1, 2012, the Company entered into a land lease agreement with Gongzhuling Nanweizi Street Fangshengguangzi Village  (“Fangshengangzi”) and Nanwaizi Street Operation & Management Station (“Street Station”) to obtain the land operation right for 200 hectares of paddy field in Nanwaizi town, Gongzhuling from Fangshengangzi. The land lease agreement started on January 1, 2011 and expires on December 31, 2027. The Company has the first right to renewal after the land lease is expired.  The first year annual rent is RMB 15,000 (approximately $2,357) per hectare. The Company shall adjust the rent every year based on the rice market price using 4,800 kilograms as the per hectare corn production level base. The Company shall pay the annual lease to Fangshengangzi on or before February 28 of every year. Fangshengangzi and the Company will each enjoy certain subsidized policies provided by the government and the Company will have the sole right to cultivate and operate the land. The Company is prohibited from changing the use of the land. According to the agreement, the Company provided RMB 300,000 (approximately $47,000) to Fangshengangzi to be kept with Street Station as a guarantee deposit. The deposit will be returned to the Company one year prior to the lease expiration date.

Common Stock Issuance

On March 5, 2012, the Company issued 7,000 shares of its common stock to a Company’s consultant as compensation for services provided prior to December 31, 2011. The shares are valued at the fair value of $2.0 per share on the grant date and $14,000 in total. The $14,000 was recorded as compensation expenses at December 31, 2011.

On March 5, 2012, the Company issued 5,000 shares of its common stock to each of its two U.S. independent directors pursuant to the agreements between the Company and its U.S. directors. The shares are valued at the fair value of $2.0 per share on the grant date and the Company recorded stock-based compensation of $11,250 in total and the remaining $8,750 was recorded to offset compensation payable to the two directors at December 31, 2011.

On March 5, 2012, the Company issued 12,500 shares of its common stock to each of its two P.R.C. independent directors pursuant to the agreements between the Company and its P.R.C. directors. The shares are valued at the fair value of $2.0 per share on the grant date and the Company recorded stock-based compensation of $31,250 in total and the remaining $18,750 was used to offset the compensation payable to the two directors at December 31, 2011.

On March 5, 2012, the Company issued 74,065 shares of its common stock to its chief executive officer pursuant to the executive employment agreement between the Company and the chief executive officer for services provided prior to December 31, 2011. The Company recorded related compensation expenses of $148,130 at December 31, 2011.The shares are valued at the fair value of $2.0 on the grant date and used to offset the related compensation payable.

On March 5, 2012, the Company issued 42,815 shares of its common stock to its chief operating officer pursuant to the executive employment agreement between the Company and its chief operating officer for services provided prior to December 31, 2011. The Company recorded related compensation expenses of $85,630 at December 31, 2011.The shares are valued at the fair value of $2.0 on the grant date and used to offset the related compensation payable.